Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On March 8, 2023, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 5,750,000 Founders Shares to the Sponsor. On May 24, 2023, the Company effected a share capitalization of 575,000, resulting in the Sponsor holding 6,325,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share capitalization. The Founder Shares included an aggregate of 825,000 shares that were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. As a result of the underwriters’ election to partially exercise their over-allotment option on May 30, 2023, 75,000 Founder Shares were forfeited resulting in the Sponsor holding 6,250,000 Founder Shares. The remaining Founder Shares are no longer subject to forfeiture. On November 18, 2024, pursuant to the terms of the Company’s Amended and Restated Memorandum and Articles of Association, the Sponsor, the holder of an aggregate of 6,250,000 Class B ordinary shares (“Class B Ordinary Shares”) elected to convert 6,200,000 outstanding Class B Ordinary Shares held by it on a one-for-one basis into Class A ordinary shares of the Company, with immediate effect. Following such conversion and giving effect to the redemption of Public Shares in connection with the Extension Amendment, as of November 18, 2024, the Company had an aggregate of 8,405,349 Class A ordinary shares issued and outstanding and 50,000 Class B Ordinary Shares issued and outstanding.

The Company’s Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares (including any Class A ordinary shares issued upon conversion of Class B ordinary shares) until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any Founder Shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the Lock-up.

At the Closing, the Sponsor will enter into a Lock-Up Agreement (the “Sponsor Lock-Up Agreement”), pursuant to which the Sponsor and its permitted assigns will agree not to, prior to the date that is six (6) months after the Closing Date (the “Initial Common Stock Lock-Up Period”), (i) sell, pledge, grant any option to purchase or otherwise dispose of (a) any shares of New USARE Common Stock the Sponsor received upon conversion of its Founder Shares (following the automatic conversion of each of the issued and outstanding Class B ordinary shares of the Company immediately prior to the Domestication, on a one-for-one basis, into one (1) Class A ordinary share of the Company), in connection with the Domestication (the “Sponsor Lock-Up Shares”), (ii) enter into any swap or other transfer arrangement in respect of the Sponsor Lock-Up Shares or (iii) take any other similar actions (the actions specified in the foregoing clauses (i) through (iii), collectively, “Transfer” in each case, without the prior written consent of the board of directors of New USARE (the “New USARE Board”)). The Sponsor and its permitted assigns will also agree not to, prior to the date that is twelve (12) months after the Closing Date (the “Second Common Stock Lock-Up Period”), Transfer more than 50% of the Sponsor Lock-Up Shares in each case, without the prior written consent of the New USARE Board. In addition, the Sponsor will agree to not Transfer any warrants received upon conversion of Private Placement Warrants in connection with the Domestication (or the shares of New USARE Common Stock issuable upon exercise of such warrants), prior to the date that is 30 days after the Closing Date. The Sponsor Lock-Up Agreement will provide for certain permitted transfers, including but not limited to, transfers to certain affiliates or family members, transfers of shares acquired on the open market after the consummation of the Business Combination, subject to certain conditions, or the exercise of certain stock options and warrants.

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the IPO. The loan is non-interest bearing, unsecured and due at the earlier of December 31, 2023 or the closing of the IPO. The outstanding balance of $179,665 was repaid at the closing of the IPO on May 30, 2023.

Services and Indemnification Agreement

Commencing on May 24, 2023, the Company entered into an agreement pursuant to which it agreed to pay an aggregate of $27,083 per month to The Venture Collective LLC (“TVC”), an affiliate of one of the Company’s directors, Nicholas Shekerdemian, for the services of Peter Ondishin, Chief Financial Officer, and Kevin Shannon, Chief of Staff. In addition, the Company has agreed that it will indemnify the Sponsor and TVC from any claims arising out of or relating to the IPO or the Company’s operations or conduct of the Company’s business or any claim against the Sponsor and/or TVC alleging any expressed or implied management or endorsement by the Sponsor and/or TVC of any of the Company’s activities or any express or implied association between the Sponsor and/or TVC, on the one hand, and the Company or any of its other affiliates, on the other hand, which agreement provides that the indemnified parties cannot access the funds held in the Trust Account. The services and indemnification agreement also provides that Peter Ondishin and Kevin Shannon cannot access the funds held in the Trust Account.

On March 28, 2024, the Company entered into the Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of January 1, 2024, was reduced from $27,083.33 to (i) $17,708.33 for the period from January 1, 2024 to January 31, 2024 and (ii) $24,091 for the period starting February 1, 2024.

On August 9, 2024, the Company entered into the Second Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of April 1, 2024, was reduced from $24,091 to $18,882 for the period starting April 1, 2024. The Monthly Fee was further reduced from $18,882 to $14,746 for the period starting September 1, 2024.

On November 8, 2024, the Company entered into the Third Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of November 1, 2024, was reduced from $14,746 to $7,373 for the period starting October 1, 2024. Upon completion of a Business Combination or its liquidation, the Company will cease paying the Monthly Fee.

For the year ended December 31, 2024 and for the period from March 6, 2023 (inception) through December 31, 2023, the Company incurred and paid $204,541 and $196,806 for these services, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use amounts held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement warrants of the post Business Combination entity at a price of $1.00 per private placement warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2024 and 2023, no such Working Capital Loans were outstanding.

On August 13, 2024, to document existing and future Working Capital Loans, the Company issued the Note to Michael Blitzer, the Company’s Chief Executive Officer, pursuant to which the Company may borrow up to $2,500,000 from Mr. Blitzer, related to ongoing expenses reasonably related to the business of the Company and the consummation of the Business Combination.

All unpaid principal under the Note shall be due and payable in full on the earlier of (i) November 30, 2024, or such later date by which the Company must consummate a Business Combination pursuant to its governing documents (as may be amended by a shareholder vote) and (ii) the effective date of a Business Combination (such earlier date, the “Maturity Date”), unless accelerated upon the occurrence of an event of default as set forth in the Note. Mr. Blitzer will have the option, at any time on or prior to the repayment of amounts owed under the Note, to convert up to $1,500,000 outstanding under the Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. As of December 31, 2024, the Company has an outstanding borrowing of $1,200,000 under the Note.

Pursuant to a Securities Purchase Agreement, dated as of August 21, 2024, by and among the Company, Michael Blitzer and USARE, the Company has agreed to issue at Closing, $1,250,000 in Stated Value of Series A Preferred Stock to Mr. Blitzer exchange for his forgiveness of 50% of the then-outstanding balance of the Note. In addition, pursuant to a Securities Purchase Agreement, dated as of August 21, 2024, by and between USARE and Mr. Blitzer, USARE issued 122,549 USARE Class A-2 Convertible Preferred Units and a warrant to purchase up to 31,250 USARE Class A Units in exchange for Mr. Blitzer’s promise to forgive, at Closing, the other 50% of the then-outstanding balance of the Note.